Stock Based Compensation - Performance Share Units - Additional Information (Detail) - PSU	3 Months Ended			6 Months Ended
	Mar. 31, 2020	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2020	Jun. 30, 2019
Disclosure of information relative to Performance Share Units [line items]
Number of performance share units granted	193,830	2,850	188,560	193,830
Performance share units (PSUs) [member]
Disclosure of information relative to Performance Share Units [line items]
PSUs vesting period				three year
Number of performance share units granted		2,850			191,410
Performance share units (PSUs) [member] | Bottom of range [member]
Disclosure of information relative to Performance Share Units [line items]
Potential Performance Factors				0.00%
Performance share units (PSUs) [member] | Top of range [member]
Disclosure of information relative to Performance Share Units [line items]
Potential Performance Factors				200.00%